Property, Plant and Equipment - Disclosure of Detailed Information about Property, Plant and Equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	£ 1,548
Property, plant and equipment at end of period	1,513	£ 1,548
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,470	4,021
Additions	370	501
Reclassification to assets held for sale	(111)
Disposals	(956)	(1,052)
Property, plant and equipment at end of period	2,773	3,470
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,922)	(2,287)
Additions	(179)	(219)
Impairment during the year	10	97
Reclassification to assets held for sale	62
Disposals	789	681
Property, plant and equipment at end of period	(1,260)	(1,922)
Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	644
Property, plant and equipment at end of period	619	644
Property | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	978	1,272
Additions	61	126
Reclassification to assets held for sale	(98)
Disposals	(52)	(420)
Property, plant and equipment at end of period	889	978
Property | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(334)	(489)
Additions	(18)	(32)
Impairment during the year	8	46
Reclassification to assets held for sale	49
Disposals	41	233
Property, plant and equipment at end of period	(270)	(334)
Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	192
Property, plant and equipment at end of period	205	192
Office fixtures and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,049	1,375
Additions	86	26
Reclassification to assets held for sale	(13)
Disposals	(299)	(352)
Property, plant and equipment at end of period	823	1,049
Office fixtures and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(857)	(1,068)
Additions	(68)	(86)
Impairment during the year	2	28
Reclassification to assets held for sale	13
Disposals	296	325
Property, plant and equipment at end of period	(618)	(857)
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Computer software | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	434	436
Additions	0	0
Reclassification to assets held for sale	0
Disposals	(362)	(2)
Property, plant and equipment at end of period	72	434
Computer software | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(434)	(434)
Additions	(1)	(1)
Impairment during the year	0	0
Reclassification to assets held for sale	0
Disposals	363	1
Property, plant and equipment at end of period	(72)	(434)
Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	595
Property, plant and equipment at end of period	577	595
Operating lease assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	755	720
Additions	185	284
Reclassification to assets held for sale	0
Disposals	(218)	(249)
Property, plant and equipment at end of period	722	755
Operating lease assets | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(160)	(178)
Additions	(73)	(81)
Impairment during the year	0	0
Reclassification to assets held for sale	0
Disposals	88	99
Property, plant and equipment at end of period	(145)	(160)
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	117
Property, plant and equipment at end of period	112	117
Right-of-use assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	254	218
Additions	38	65
Reclassification to assets held for sale	0
Disposals	(25)	(29)
Property, plant and equipment at end of period	267	254
Right-of-use assets | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(137)	(118)
Additions	(19)	(19)
Impairment during the year	0	23
Reclassification to assets held for sale	0
Disposals	1	23
Property, plant and equipment at end of period	£ (155)	£ (137)